COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2019	Sep. 30, 2016
Contingent sales fee description	A contingent sales fee upon product sales of 1% of sales or $150,000 whichever is greater.	A contingent sales fee upon first commercial sale of a product of 1% of sales or $150,000 whichever is greater payable quarterly.
Annual maintenance fee payable			$ 50,000
Independent Director [Member]
Future payments				225,000
first Phase III clinical trial [Member]
Future payments	$ 225,000	$ 225,000		225,000
first BLA [Member]
Future payments	225,000	225,000
first Phase I clinical trial [Member]
Future payments	100,000	100,000		100,000
Annual maintenance fee	$ 50,000	$ 50,000		$ 50,000